Fair Value of Financial Instruments (Details) - Schedule of the fair value of the Company’s financial instruments that are measured at fair value on a recurring basis - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Private Placement Warrants [Member]
Fair Value of Financial Instruments (Details) - Schedule of the fair value of the Company’s financial instruments that are measured at fair value on a recurring basis [Line Items]
Fair value as of the beginning		$ 1,521,098
Issuance of Private Warrants		80,500
Issuance of Public Warrants, Private Warrants upon IPO	1,014,065
Signing of Forward Purchase Agreement upon IPO
Change in fair value	507,033	(1,248,080)
Fair value as of the ending	1,521,098	353,518
Public Warrants [Member]
Fair Value of Financial Instruments (Details) - Schedule of the fair value of the Company’s financial instruments that are measured at fair value on a recurring basis [Line Items]
Fair value as of the beginning		2,185,000
Issuance of Private Warrants
Issuance of Public Warrants, Private Warrants upon IPO	1,380,000
Signing of Forward Purchase Agreement upon IPO
Change in fair value	805,000	(1,782,500)
Fair value as of the ending	2,185,000	402,500
Total Warrant Liability [Member]
Fair Value of Financial Instruments (Details) - Schedule of the fair value of the Company’s financial instruments that are measured at fair value on a recurring basis [Line Items]
Fair value as of the beginning		3,706,098
Issuance of Private Warrants		80,500
Issuance of Public Warrants, Private Warrants upon IPO	2,394,065
Signing of Forward Purchase Agreement upon IPO
Change in fair value	1,312,033	(3,030,580)
Fair value as of the ending	3,706,098	756,018
Forward Purchase Agreement [Member]
Fair Value of Financial Instruments (Details) - Schedule of the fair value of the Company’s financial instruments that are measured at fair value on a recurring basis [Line Items]
Fair value as of the beginning		1,726,908
Issuance of Private Warrants
Signing of Forward Purchase Agreement upon IPO	1,500,675
Change in fair value	226,233	(1,441,341)
Fair value as of the ending	$ 1,726,908	$ 285,567